Consolidated Statements of Stockholders' Deficit (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Treasury Stock	Total
Balance, shares at Aug. 31, 2017	719,064
Balance, amount at Aug. 31, 2017		$ 15,016,000	$ (9,400,000)		$ 5,616,000
Warrants exercised for cash, amount		75,000			75,000
Warrants exercised for cash, shares	938
Warrants issued with convertible debt		859,000			859,000
Intrinsic value due to beneficial conversion feature		2,155,000			2,155,000
Stock-based compensation expense		200,000			200,000
Common stock issued for services rendered, amount		163,000			163,000
Common stock issued for services rendered, shares	1,293
Net Loss			(16,823,000)		(16,823,000)
Balance, shares at Aug. 31, 2018	721,295
Balance, amount at Aug. 31, 2018		18,468,000	(26,222,000)		(7,754,000)
Warrants exercised for cash, amount		660,000			660,000
Warrants exercised for cash, shares	6,688
Stock-based compensation expense		158,000			158,000
Common stock issued for services rendered, amount		113,000			113,000
Common stock issued for services rendered, shares	966
Common shares issued upon conversion of convertible notes and interest, amount		4,891,000			4,891,000
Common shares issued upon conversion of convertible notes and interest, shares	49,469
Inducement loss from debt conversion, amount		1,555,000			1,555,000
Inducement loss from debt conversion, shares	24,517
Net Loss			(4,387,000)		(4,387,000)
Balance, shares at Feb. 28, 2019	802,935
Balance, amount at Feb. 28, 2019		25,845,000	(30,609,000)		(4,764,000)
Balance, shares at Aug. 31, 2018	721,295
Balance, amount at Aug. 31, 2018		18,468,000	(26,222,000)		(7,754,000)
Warrants exercised for cash, amount		660,000			660,000
Warrants exercised for cash, shares	6,688
Stock-based compensation expense		369,000			369,000
Common stock issued for services rendered, amount		263,000			263,000
Common stock issued for services rendered, shares	4,985
Reclass of derivative liability upon conversion of related convertible notes		12,000			12,000
Shares issued to induce debt conversion, amount	$ 68,304	3,829,000			3,829,000
Common shares issued upon conversion of convertible notes and interest, amount		8,904,000			8,904,000
Common shares issued upon conversion of convertible notes and interest, shares	105,776
Treasury stock received for settlement of note receivable, amount				$ (325,000)	(325,000)
Net Loss			(18,727,000)		(18,727,000)
Balance, shares at Aug. 31, 2019	909,222
Balance, amount at Aug. 31, 2019		32,505,000	(44,950,000)	(325,000)	(12,770,000)
Balance, shares at Nov. 30, 2018	745,572
Balance, amount at Nov. 30, 2018		20,963,000	(28,469,000)		(7,506,000)
Stock-based compensation expense		81,000			81,000
Common shares issued upon conversion of convertible notes and interest, amount		3,246,000			3,246,000
Common shares issued upon conversion of convertible notes and interest, shares	32,846
Inducement loss from debt conversion, amount		1,555,000			1,555,000
Inducement loss from debt conversion, shares	24,517
Net Loss			(2,140,000)		(2,140,000)
Balance, shares at Feb. 28, 2019	802,935
Balance, amount at Feb. 28, 2019		25,845,000	(30,609,000)		(4,764,000)
Balance, shares at Aug. 31, 2019	909,222
Balance, amount at Aug. 31, 2019		32,505,000	(44,950,000)	(325,000)	(12,770,000)
Stock-based compensation expense		670,000			670,000
Common stock issued for services rendered, amount		75,000			75,000
Common stock issued for services rendered, shares	856
Treasury Shares retired, amount		(325,000)		325,000
Treasury Shares retired, shares	(13,953)
Common shares issued for note exchange		200,000			200,000
Shares issued for debt conversion	21,750
Common shares issued upon conversion of convertible notes and interest, amount		2,215,000			2,215,000
Common shares issued upon conversion of convertible notes and interest, shares	148,122
Reclassification of derivative liabilities to paid in capital		1,691,000			1,691,000
Inducement loss on note conversions, amount		567,000			567,000
Inducement loss on note conversions, shares	37,646
Modification of warrants		22,000			22,000
Net Loss			6,889,000		6,889,000
Balance, shares at Feb. 29, 2020	1,103,643
Balance, amount at Feb. 29, 2020		37,620,000	(38,061,000)		(441,000)
Balance, shares at Nov. 30, 2019	909,222
Balance, amount at Nov. 30, 2019		32,619,000	(47,506,000)	(325,000)	(15,212,000)
Stock-based compensation expense		556,000			556,000
Common stock issued for services rendered, amount		75,000			75,000
Common stock issued for services rendered, shares	856
Treasury Shares retired, amount		(325,000)		$ 325,000
Treasury Shares retired, shares	(13,953)
Common shares issued for note exchange		200,000			200,000
Shares issued for debt conversion	21,750
Common shares issued upon conversion of convertible notes and interest, amount		2,215,000			2,215,000
Common shares issued upon conversion of convertible notes and interest, shares	148,122
Reclassification of derivative liabilities to paid in capital		1,691,000			1,691,000
Inducement loss on note conversions, amount		567,000			567,000
Inducement loss on note conversions, shares	37,646
Modification of warrants		22,000			22,000
Net Loss			9,445,000		9,445,000
Balance, shares at Feb. 29, 2020	1,103,643
Balance, amount at Feb. 29, 2020		$ 37,620,000	$ (38,061,000)		$ (441,000)